[EATON VANCE LOGO]

                                                            [SKYSCRAPER PHOTO]



Semiannual Report February 28, 2002
[DRAGON PHOTO]

                                 EATON VANCE
                                GREATER CHINA
                                   GROWTH
                                    FUND

[GREAT WALL PHOTO]

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2002

INVESTMENT UPDATE

INVESTMENT ENVIRONMENT
-------------------------------------------------------------------------------

- The Greater China markets mounted a recovery in the six months ended February 28, 2002 reflecting the region's nascent economic rebound. South Korea's market soared 45.3%, while Taiwan's climbed 26.3%. The Morgan Stanley All Country Far East Free ex Japan Index rose 14.50% during the period.(1)

- Taiwan was hard-hit by the down-cycle in semiconductors, but appears to have bottomed, with technology companies eyeing a return to profitability. Meanwhile, South Korea is well into recovery, amid rising domestic demand and a stronger industrial sector.

- China has seen an upturn in exports and has cut interest rates to boost domestic consumption. Hong Kong has been hurt by its U.S. dollar-peg and continuing deflation. Property prices, a key economic indicator, have been severely depressed and unemployment is close to 7%, the highest in a decade.

THE FUND
-------------------------------------------------------------------------------

PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of 9.15% during the six months ended February 28, 2002.(2) This return resulted from an increase in net asset value per share (NAV) to $9.42 on February 28, 2002 from $8.63 on August 31, 2001.

- The Fund's Class B shares had a total return of 8.75% during the six months ended February 28, 2002.(2) This return resulted from an increase in NAV to $8.33 on February 28, 2002 from $7.66 on August 31, 2001.

- The Fund's Class C shares had a total return of 8.83% during the six months ended February 28, 2002.(2) This return resulted from an increase in NAV to $5.67 on February 28, 2002 from $5.21 on August 31, 2001.

RECENT PORTFOLIO DEVELOPMENTS

- Effective April 1, 2002, Pamela Chan assumed management responsibilities for Greater China Growth Portfolio. Ms. Chan serves as a Director of Lloyd George Management, Hong Kong, where she has been employed for more than seven years.

- The Portfolio's largest country weightings at February 28 were Hong Kong, at 52.2%, Taiwan, at 29.7% and South Korea, at 10.2%. Electronic components and finance were the Portfolio's largest sector weightings. Holdings at February 28 included:

- Korea-based Samsung Electronics has transformed itself from a DRAM (dynamic random access memory chip)-dependent cyclical company into a diversified, brand-centric manufacturer of mobile handsets and consumer appliances.

- Hutchison Whampoa is a diversified Hong Kong-based conglomerate with an exposure to mainland China's energy, port, retailing, manufacturing and telecom sectors. Hutchison is expected to launch Third Generation telecom services in 2002, positioning the company to participate further in China's explosive telecom industry growth.

- Yuanta Core Pacific Securities Co. is Taiwan's largest securities broker. As a result of a 2000 merger, Yuanta gained valuable synergies in its traditional brokerage business as well as new capabilities in the web and e-business areas. Yuanta has staked an aggressive expansion strategy in mainland China.

- Brilliance China Automotive Holdings - which owns a majority interest in Shenyang Passenger Vehicle Co., a manufacturer of minibuses and auto parts - has benefited from rising demand for vehicles in China. In a slower economy, the company has maintained strong sales of its mid-priced vehicles.

- Asustek Computer, Inc. is among the world's leading manufacturers of motherboards, a key component in computer assembly. The company's strength in research and development has provided a competitive edge in product innovation and has enabled Asustek to gain market share in recent years.

-------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
-------------------------------------------------------------------------------

FUND INFORMATION
AS OF FEBRUARY 28, 2002

Performance(3)                         Class A        Class B        Class C
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                -19.49%        -20.13%         -20.03%
Five Years                               -9.70         -10.27          -10.29
Life of Fund+                             0.54          -1.93           -6.68

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                -24.09%        -24.13%         -20.83%
Five Years                              -10.76         -10.63          -10.29
Life of Fund+                            -0.09          -1.93           -6.68

+ Inception Dates - Class A: 10/28/92; Class B: 6/7/93; Class C: 12/28/93

Ten Largest Holdings(4)
-------------------------------------
Samsung Electronics              6.9%
Hutchison Whampoa                5.1
Cheung Kong Holdings, Ltd.       4.5
Yuanta Core Pacific
 Securities Co.                  4.2
United Microelectronics
 Corp., Ltd.                     4.2
Asustek Computer, Inc.           4.0
Brilliance China Automotive
 Holdings, Ltd.                  3.9
HSBC Holdings, Ltd.              3.6
Daishin Securities Co.           3.3
Global Bio-chem Technology
 Group Co., Ltd.                 3.1

(1) It is not possible to invest directly in an Index. (2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge; Class A shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% early redemption fee. For Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year. SEC 1-year return for Class C reflects 1% CDSC. (4) Based on market value. Ten largest holdings represent 42.8% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002
Assets
----------------------------------------------------------------
Investment in Greater China Growth Portfolio, at
   value (identified cost, $72,195,100)             $ 77,205,950
Receivable for Fund shares sold                            1,824
----------------------------------------------------------------
TOTAL ASSETS                                        $ 77,207,774
----------------------------------------------------------------
Liabilities
----------------------------------------------------------------
Payable for Fund shares redeemed                    $    508,991
Payable to affiliate for distribution and service
   fees                                                   17,431
Dividends payable                                            490
Accrued expenses                                          79,615
----------------------------------------------------------------
TOTAL LIABILITIES                                   $    606,527
----------------------------------------------------------------
NET ASSETS                                          $ 76,601,247
----------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------
Paid-in capital                                     $122,941,176
Accumulated net realized loss from Portfolio
   (computed on the basis of identified cost)        (49,825,007)
Accumulated net investment loss                       (1,525,772)
Net unrealized appreciation from Portfolio
   (computed on the basis of identified cost)          5,010,850
----------------------------------------------------------------
TOTAL                                               $ 76,601,247
----------------------------------------------------------------

Class A Shares
----------------------------------------------------------------
NET ASSETS                                          $ 31,190,273
SHARES OUTSTANDING                                     3,311,336
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of beneficial
      interest outstanding)                         $       9.42
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $9.42)                 $       9.99
----------------------------------------------------------------

Class B Shares
----------------------------------------------------------------
NET ASSETS                                          $ 41,394,600
SHARES OUTSTANDING                                     4,967,419
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY shares of beneficial
      interest outstanding)                         $       8.33
----------------------------------------------------------------

Class C Shares
----------------------------------------------------------------
NET ASSETS                                          $  4,016,374
SHARES OUTSTANDING                                       708,865
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY shares of beneficial
      interest outstanding)                         $       5.67
----------------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2002
Investment Income
--------------------------------------------------------------
Dividends allocated from Portfolio                  $  476,137
Interest allocated from Portfolio                       96,564
Expenses allocated from Portfolio                     (420,174)
--------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                $  152,527
--------------------------------------------------------------

Expenses
--------------------------------------------------------------
Management fee                                      $   93,462
Trustees' fees and expenses                              1,117
Distribution and service fees
   Class A                                              77,500
   Class B                                             200,745
   Class C                                              18,103
Transfer and dividend disbursing agent fees            105,001
Registration fees                                       23,822
Printing and postage                                    13,950
Legal and accounting services                           10,675
Custodian fee                                            5,498
Miscellaneous                                           14,953
--------------------------------------------------------------
TOTAL EXPENSES                                      $  564,826
--------------------------------------------------------------

NET INVESTMENT LOSS                                 $ (412,299)
--------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
--------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)
      (net of foreign taxes, $147,380)              $  (46,830)
   Foreign currency transactions                       (36,981)
--------------------------------------------------------------
NET REALIZED LOSS                                   $  (83,811)
--------------------------------------------------------------
Change in unrealized appreciation (depreciation)
   --
   Investments (identified cost basis)              $7,153,885
   Foreign currency                                     (7,646)
--------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                                   $7,146,239
--------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                    $7,062,428
--------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS          $6,650,129
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS ENDED
INCREASE (DECREASE)                                 FEBRUARY 28, 2002  YEAR ENDED
IN NET ASSETS                                       (UNAUDITED)        AUGUST 31, 2001
--------------------------------------------------------------------------------------
From operations --
   Net investment loss                              $        (412,299) $      (810,151)
   Net realized gain (loss)                                   (83,811)      13,581,425
   Net change in unrealized
      appreciation (depreciation)                           7,146,239      (69,982,479)
--------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $       6,650,129  $   (57,211,205)
--------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                       $      17,115,982  $    37,905,868
      Class B                                                 709,320        1,624,336
      Class C                                               4,994,244        7,725,269
   Cost of shares redeemed
      Class A                                             (20,464,056)     (50,018,162)
      Class B                                              (4,596,100)     (18,610,671)
      Class C                                              (4,853,416)     (10,391,289)
--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                          $      (7,094,026) $   (31,764,649)
--------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                          $        (443,897) $   (88,975,854)
--------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------
At beginning of period                              $      77,045,144  $   166,020,998
--------------------------------------------------------------------------------------
AT END OF PERIOD                                    $      76,601,247  $    77,045,144
--------------------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
--------------------------------------------------------------------------------------
AT END OF PERIOD                                    $      (1,525,772) $    (1,113,473)
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                     CLASS A
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------------
                                  (UNAUDITED)(1)         2001(1)        2000(1)        1999(1)        1998(1)
---------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 8.630           $14.190        $11.400        $ 6.860       $ 17.710
---------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)           $(0.035)          $(0.045)       $(0.069)       $ 0.012       $  0.013
Net realized and unrealized
   gain (loss)                           0.825            (5.515)         2.859          4.528        (10.863)
---------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.790           $(5.560)       $ 2.790        $ 4.540       $(10.850)
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.420           $ 8.630        $14.190        $11.400       $  6.860
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           9.15%           (39.18)%        24.47%         66.18%        (61.26)%
---------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $31,190           $31,649        $66,428        $65,299       $ 56,277
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            2.60%(4)          2.42%          2.30%          2.33%          2.27%
   Expenses after custodian
      fee reduction(3)                    2.34%(4)          2.20%          2.08%          2.14%          2.15%
   Net investment income
      (loss)                             (0.81)%(4)        (0.40)%        (0.51)%         0.13%          0.11%
Portfolio Turnover of the
   Portfolio                                58%               35%            34%            57%            42%
---------------------------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                           CLASS B
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                             YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    ---------------------------------------------------------------------
                                  (UNAUDITED)(1)         2001(1)        2000(1)        1999(1)        1998(1)        1997
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 7.660           $12.710        $10.260        $ 6.200        $16.130      $ 12.450
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                    $(0.050)          $(0.092)       $(0.120)       $(0.049)       $(0.041)     $ (0.181)
Net realized and unrealized
   gain (loss)                           0.720            (4.958)         2.570          4.109         (9.889)        3.921
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.670           $(5.050)       $ 2.450        $ 4.060        $(9.930)     $  3.740
----------------------------------------------------------------------------------------------------------------------------

Less distributions*
----------------------------------------------------------------------------------------------------------------------------
From net investment income             $    --           $    --        $    --        $    --        $    --      $ (0.060)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $    --           $    --        $    --        $    --        $    --      $ (0.060)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 8.330           $ 7.660        $12.710        $10.260        $ 6.200      $ 16.130
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           8.75%           (39.73)%        23.88%         65.48%        (61.56)%       30.15%
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $41,395           $41,907        $90,742        $92,860        $75,635      $296,586
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            3.10%(4)          2.93%          2.77%          2.83%          2.78%         2.66%
   Expenses after custodian
      fee reduction(3)                    2.84%(4)          2.71%          2.55%          2.64%          2.66%         2.63%
   Net investment loss                   (1.30)%(4)        (0.91)%        (0.97)%        (0.59)%        (0.40)%       (0.75)%
Portfolio Turnover of the
   Portfolio                                58%               35%            34%            57%            42%           48%
----------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                     CLASS C
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------------
                                  (UNAUDITED)(1)         2001(1)        2000(1)        1999(1)        1998(1)
---------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 5.210           $ 8.640        $ 6.980        $ 4.220        $10.970
---------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------
Net investment loss                    $(0.038)          $(0.063)       $(0.083)       $(0.039)       $(0.025)
Net realized and unrealized
   gain (loss)                           0.498            (3.367)         1.743          2.799         (6.725)
---------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.460           $(3.430)       $ 1.660        $ 2.760        $(6.750)
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 5.670           $ 5.210        $ 8.640        $ 6.980        $ 4.220
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           8.83%           (39.70)%        23.78%         65.40%        (61.53)%
---------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 4,016           $ 3,489        $ 8,851        $ 8,158        $ 6,449
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            3.10%(4)          2.92%          2.80%          2.83%          2.79%
   Expenses after custodian
      fee reduction(3)                    2.84%(4)          2.70%          2.58%          2.64%          2.67%
   Net investment loss                   (1.43)%(4)        (0.91)%        (0.99)%        (0.69)%        (0.36)%
Portfolio Turnover of the
   Portfolio                                58%               35%            34%            57%            42%
---------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Greater China Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Greater China Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (97.5% at February 28, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At February 28, 2002, the Fund, for federal income tax purposes, had capital loss carryovers which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire August 31, 2008, and August 31, 2007, respectively ($1,617,906 and $48,319,431).

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   February 28, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                             1,911,801           3,392,867
    Redemptions                                      (2,267,001)         (4,406,245)
    -------------------------------------------------------------------------------
    NET DECREASE                                       (355,200)         (1,013,378)
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                95,605             162,908
    Redemptions                                        (597,968)         (1,833,656)
    -------------------------------------------------------------------------------
    NET DECREASE                                       (502,363)         (1,670,748)
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS C                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               929,540           1,096,752
    Redemptions                                        (890,390)         (1,451,586)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              39,150            (354,834)
    -------------------------------------------------------------------------------

4 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 28, 2002, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $93,462. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. The Fund was informed that Eaton Vance Distributors, Inc.
   (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $2,232 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2002. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class A shares (Class A Plan), Class B shares (Class B Plan) and Class C shares (Class C Plan) (collectively the Plans), pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to both Class B and Class C shares and an amount equal to (a) 0.50% of that portion of the Fund's
   Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A shares average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding uncovered distribution charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of uncovered distribution charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued approximately $42,238, $150,559, and $13,577 for Class A, Class B, and
   Class C shares, respectively to or payable to EVD for the six months ended February 28, 2002, representing approximately 0.27%, 0.75%, and 0.75% (annualized) of the average daily net assets for Class A, Class B, and Class C shares, respectively. At February 28, 2002, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $2,261,000 and $5,689,000 for Class B and Class C shares, respectively.

   The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   net assets attributable to Class A shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Class B and Class C Plans authorize the Fund to make service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class B and Class C shares. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding uncovered distribution charges of EVD. Service fee payments for the six months ended February 28, 2002 amounted to approximately $35,262, $50,186 and $4,526 for Class A, Class B and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of uncovered distribution charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no uncovered distribution charges exist will be credited to the Fund. EVD received approximately $101,000 and $0 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended February 28, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $22,342,012 and $29,601,177, respectively, for the six months ended February 28, 2002.

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 97.7%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

HONG KONG -- 52.2%

SECURITY                                  SHARES           VALUE
Airport Development / Maintenance -- 1.1%
----------------------------------------------------------------------
Beijing Capital International Airport
Co., Ltd.                                      3,600,000   $   872,403
Engage in aeronautical and
non-aeronautical businesses at the
Beijing Airport.
----------------------------------------------------------------------
                                                           $   872,403
----------------------------------------------------------------------
Auto manufacturer -- 3.9%
----------------------------------------------------------------------
Brilliance China Automotive Holdings,
Ltd.                                          16,608,000   $ 3,066,427
One of China's largest mini-bus
manufacturers.
----------------------------------------------------------------------
                                                           $ 3,066,427
----------------------------------------------------------------------
Banks -- 4.6%
----------------------------------------------------------------------
Bank of East Asia, Ltd.                          414,000   $   788,278
A domestic bank that provides banking
and financial services mainly in Hong
Kong.
HSBC Holdings PLC(1)                             256,800     2,856,388
One of the largest banking and financial
services organizations in the world.
----------------------------------------------------------------------
                                                           $ 3,644,666
----------------------------------------------------------------------
Building - Heavy Construction -- 0.5%
----------------------------------------------------------------------
New World Infrastructure(1)                    1,270,800   $   399,205
The group owns roads and bridges,
container terminals in Hong Kong and
China, power stations, water treatment
plants, and information infrastructure
projects.
----------------------------------------------------------------------
                                                           $   399,205
----------------------------------------------------------------------
Chemicals - Diversified -- 1.1%
----------------------------------------------------------------------
Kingboard Chemical Holdings, Ltd.              1,192,000   $   832,963
Manufacturer of laminates, copper foil,
glass fabric, specialty chemicals and
printed-circuit-board products.
----------------------------------------------------------------------
                                                           $   832,963
----------------------------------------------------------------------
Commercial Services -- 1.6%
----------------------------------------------------------------------
Cosco Pacific, Ltd.                            2,250,000   $ 1,305,431
Container leasing, handling and storage
business, container terminal operations.
----------------------------------------------------------------------
                                                           $ 1,305,431
----------------------------------------------------------------------

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Diversified Minerals -- 0.9%
----------------------------------------------------------------------
China Rare Earth Holdings, Ltd.                2,910,000   $   746,235
Manufacture and sale of rare earth and
refractory products.
----------------------------------------------------------------------
                                                           $   746,235
----------------------------------------------------------------------
Diversified Operations -- 7.4%
----------------------------------------------------------------------
Hutchison Whampoa                                497,000   $ 4,046,531
Diversified company with interests in
property development, ports, retailing,
manufacturing, telecommunications,
media, energy, finance and investment.
Wharf Holdings, Ltd.                             836,000     1,838,328
Diversified company with interests in
property development and investments,
terminals and warehousing, public
transportation and communications.
----------------------------------------------------------------------
                                                           $ 5,884,859
----------------------------------------------------------------------
Electric - Generation -- 4.8%
----------------------------------------------------------------------
Beijing Datang Power Generation Co.,
Ltd.                                           4,266,000   $ 1,627,273
Aquire, own and operate coal-fired power
plants in China.
Huaneng Power International, Inc.              3,080,000     2,172,032
Largest independant power generation
company in China.
----------------------------------------------------------------------
                                                           $ 3,799,305
----------------------------------------------------------------------
Electronic Components - Miscellaneous -- 2.8%
----------------------------------------------------------------------
Varitronix International Ltd.                  3,040,000   $ 2,202,291
Designs, manufactures and sells liquid
crystal displays and related products.
----------------------------------------------------------------------
                                                           $ 2,202,291
----------------------------------------------------------------------
Finance - Other Services -- 2.3%
----------------------------------------------------------------------
Hong Kong Exchange and Clearing                1,308,000   $ 1,836,431
Engaged in the stock exchange, futures
exchange, and securities clearing
services in Hong Kong.
----------------------------------------------------------------------
                                                           $ 1,836,431
----------------------------------------------------------------------
Foods -- 3.1%
----------------------------------------------------------------------
Global Bio-chem Technology Group Co.,
Ltd.                                           8,384,000   $ 2,472,475
The company manufactures corn refined
and corn based biochemical products in
China and researches and develops corn
based biochemical products.
----------------------------------------------------------------------
                                                           $ 2,472,475
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Industrial / Manufacturing -- 0.0%
----------------------------------------------------------------------
CIM Co., Ltd.(1)(2)                            1,800,000   $         0
Diversified company with interests in
property and investment, public
transportation, trading and hotel
operations.
----------------------------------------------------------------------
                                                           $         0
----------------------------------------------------------------------
Insurance -- 1.5%
----------------------------------------------------------------------
China Insurance International Holdings
Co., Ltd.                                      1,996,000   $ 1,215,645
Underwriting and broking of reinsurance
business; underwriting of life and
general insurance business in China.
----------------------------------------------------------------------
                                                           $ 1,215,645
----------------------------------------------------------------------
Mining -- 2.9%
----------------------------------------------------------------------
Yanzhou Coal Mining Co., Ltd.                  5,692,000   $ 2,298,943
Underground mining of prime quality coal
from its mines in Shangdong Province.
----------------------------------------------------------------------
                                                           $ 2,298,943
----------------------------------------------------------------------
Real Estate Operating / Development -- 7.4%
----------------------------------------------------------------------
Cheung Kong Holdings, Ltd.                       430,000   $ 3,583,724
Property development and construction.
New World China Land, Ltd.(1)                  2,038,000       568,350
Property development and investment in
various provinces in the People's
Republic of China.
Sun Hung Kai Properties, Ltd.                    238,000     1,701,275
Property development and investment,
hotel ownership.
----------------------------------------------------------------------
                                                           $ 5,853,349
----------------------------------------------------------------------
Telecommunications - Services -- 1.1%
----------------------------------------------------------------------
Pacific Century Cyberworks, Ltd.(1)            3,704,000   $   897,605
An integrated telecommunication company
that provides telecommunication,
internet, multimedia services and
invests in infrastructures and
technology-related business.
----------------------------------------------------------------------
                                                           $   897,605
----------------------------------------------------------------------
Transportation -- 2.8%
----------------------------------------------------------------------
China Merchants Holdings                       2,937,000   $ 2,184,161
Engaged in the Industrial and
Infrastructure business.
----------------------------------------------------------------------
                                                           $ 2,184,161
----------------------------------------------------------------------

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Travel Services -- 2.4%
----------------------------------------------------------------------
China Travel International Investment,
Ltd.                                           8,698,000   $ 1,884,772
Hotels, passenger transportation and
tour operations in Hong Kong and
People's Republic of China.
----------------------------------------------------------------------
                                                           $ 1,884,772
----------------------------------------------------------------------
Total Hong Kong
   (identified cost $45,344,512)                           $41,397,166
----------------------------------------------------------------------

MALAYSIA -- 1.0%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Gaming -- 1.0%
----------------------------------------------------------------------
Magnum Corp. Berhad                            1,322,000   $   817,542
Largest private lottery operator in
Malaysia.
----------------------------------------------------------------------
                                                           $   817,542
----------------------------------------------------------------------
Total Malaysia
   (identified cost $759,309)                              $   817,542
----------------------------------------------------------------------

REPUBLIC OF KOREA -- 10.2%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Electronic Components - Miscellaneous -- 6.9%
----------------------------------------------------------------------
Samsung Electronics                               21,085   $ 5,483,891
World's largest DRAM company and a
leading mobile handset manufacturer.
----------------------------------------------------------------------
                                                           $ 5,483,891
----------------------------------------------------------------------
Finance -- 3.3%
----------------------------------------------------------------------
Daishin Securities Co.                           139,300   $ 2,630,095
One of the largest security brokerage
houses in Korea.
----------------------------------------------------------------------
                                                           $ 2,630,095
----------------------------------------------------------------------
Total Republic of Korea
   (identified cost $3,543,866)                            $ 8,113,986
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TAIWAN -- 29.7%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computers -- 2.3%
----------------------------------------------------------------------
Compal Electronics                             1,373,327   $ 1,801,855
Production of color monitors, portable
computers, terminals and others.
----------------------------------------------------------------------
                                                           $ 1,801,855
----------------------------------------------------------------------
Computers - Peripheral Equipment -- 1.2%
----------------------------------------------------------------------
Benq Corp.                                       474,000   $   932,858
Manufacturer of computer peripheral,
communication and consumer electronic
products.
----------------------------------------------------------------------
                                                           $   932,858
----------------------------------------------------------------------
Electronic Components - Miscellaneous -- 7.8%
----------------------------------------------------------------------
Asustek Computer, Inc.                           658,872   $ 3,194,759
A large motherboard producer in Taiwan
supplying to Intel.
Au Optronics Corp.(1)                            614,000     1,042,014
Manufacturer of TFT-LCDs and plasma
display panels.
Micro-Star International Co., Ltd.               248,000     1,131,774
Manufacturer of motherboards and video
graphic accelerate cards.
Procomp Informatics Co., Ltd.(1)                 540,000       816,315
Manufacturer of motherboards, multimedia
interface cards and other
semiconductors.
----------------------------------------------------------------------
                                                           $ 6,184,862
----------------------------------------------------------------------
Electronic Components - Semiconductors -- 4.0%
----------------------------------------------------------------------
MediaTek, Inc.                                    86,000   $ 1,670,451
Designs and manufactures CD-ROM and
DVD-ROM chip sets.
Nanya Technology Corp.(1)                        830,000     1,115,031
Manufacturer of DRAM.
Transcend Co., Ltd.                              126,000       359,384
Manufacturer of DRAM modules and
computer motherboards.
----------------------------------------------------------------------
                                                           $ 3,144,866
----------------------------------------------------------------------
Electronic Connectors -- 2.1%
----------------------------------------------------------------------
Hon Hai Precision Industry                       359,800   $ 1,641,985
Taiwan's largest connector manufacturer
and one of the largest global PC case
manufacturers.
----------------------------------------------------------------------
                                                           $ 1,641,985
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Finance -- 4.2%
----------------------------------------------------------------------
Yuanta Core Pacific Securities Co.(1)          4,765,000   $ 3,329,792
Taiwan's largest securities and
brokerage company.
----------------------------------------------------------------------
                                                           $ 3,329,792
----------------------------------------------------------------------
Networking Products -- 1.6%
----------------------------------------------------------------------
Accton Technology Corp.(1)                       471,000   $ 1,289,675
Developer and manufacturer of computer
network system products.
----------------------------------------------------------------------
                                                           $ 1,289,675
----------------------------------------------------------------------
Semiconductor Components / Integrated Circuits -- 6.5%
----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing
Co.(1)                                           599,288   $ 1,401,643
One of the world's largest contract
manufacturers of integrated circuits
(foundry) for third parties.
United Microelectronics Corp.(1)               2,588,000     3,299,589
One of the world's largest independent
semiconductor foundries.
Winbond Electronics Corp.                        625,000       463,491
The company designs, manufactures and
sells integrated circuits and related
products.
----------------------------------------------------------------------
                                                           $ 5,164,723
----------------------------------------------------------------------
Total Taiwan
   (identified cost $20,671,746)                           $23,490,616
----------------------------------------------------------------------

THAILAND -- 4.6%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Banks -- 0.5%
----------------------------------------------------------------------
Industrial Finance Corp.(1)                    2,242,000   $   384,783
A development bank which provides
financing primarily to industrial
companies.
----------------------------------------------------------------------
                                                           $   384,783
----------------------------------------------------------------------
Commercial Banks -- 0.8%
----------------------------------------------------------------------
Bangkok Bank PCL(1)                              415,000   $   641,018
The largest commercial bank in Thailand.
----------------------------------------------------------------------
                                                           $   641,018
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Diversified Financial Services -- 0.7%
----------------------------------------------------------------------
Tisco Finance PCL(1)                           1,137,000   $   517,764
A diversified financial services
company.
----------------------------------------------------------------------
                                                           $   517,764
----------------------------------------------------------------------
Finance -- 2.6%
----------------------------------------------------------------------
National Finance PCL(1)                        5,451,300   $ 2,070,746
A diversified financial services
company.
----------------------------------------------------------------------
                                                           $ 2,070,746
----------------------------------------------------------------------
Total Thailand
   (identified cost $2,553,388)                            $ 3,614,311
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $72,872,821)                           $77,433,621
----------------------------------------------------------------------

WARRANTS -- 0.1%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

HONG KONG -- 0.1%

SECURITY                                  SHARES           VALUE
Travel Services -- 0.1%
----------------------------------------------------------------------
China Travel International Investment,
Ltd. Warrants, Strike Price HKD 1.22,
Expire 6/30/03(1)                                803,200   $    54,583
Hotels, passenger transportation and
tour operations in Hong Kong and
People's Republic of China.
----------------------------------------------------------------------
                                                           $    54,583
----------------------------------------------------------------------
Total Hong Kong
   (identified cost $0)                                    $    54,583
----------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                    $    54,583
----------------------------------------------------------------------
Total Investments -- 97.8%
   (identified cost $72,872,821)                           $77,488,204
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.2%                     $ 1,718,076
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $79,206,280
----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TOP TEN HOLDINGS

                                                                                     PERCENTAGE
COMPANY                                    INDUSTRY SECTOR                           OF NET ASSETS  VALUE
--------------------------------------------------------------------------------------------------------------
Samsung Electronics                        Electronic Components - Miscellaneous            6.9%    $5,483,891
Hutchison Whampoa                          Diversified Operations                           5.1      4,046,531
Cheung Kong Holdings, Ltd.                 Real Estate Operating / Development              4.5      3,583,724
Yuanta Core Pacific Securities Co.         Finance                                          4.2      3,329,792
United Microelectronics Corp.              Semiconductor Components / Integrated
                                             Circuits                                       4.2      3,299,589
Asustek Computer, Inc.                     Electronic Components - Miscellaneous            4.0      3,194,759
Brilliance China Automotive Holdings,
  Ltd.                                     Auto manufacturer                                3.9      3,066,427
HSBC Holdings PLC                          Banks                                            3.6      2,856,388
Daishin Securities Co.                     Finance                                          3.3      2,630,095
Global Bio-chem Technology Group Co.,
  Ltd.                                     Foods                                            3.1      2,472,475

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                          PERCENTAGE
COMPANY                                   OF NET ASSETS  VALUE
--------------------------------------------------------------------
Electronic Components - Miscellaneous            17.5%   $13,871,044
Finance                                          10.1      8,030,633
Diversified Operations                            7.4      5,884,859
Real Estate Operating / Development               7.4      5,853,349
Semiconductor Components / Integrated
  Circuits                                        6.5      5,164,723
Banks                                             5.1      4,029,449
Electric - Generation                             4.8      3,799,305
Electronic Components - Semiconductors            4.0      3,144,866
Auto manufacturer                                 3.9      3,066,427
Foods                                             3.1      2,472,475

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002
Assets
---------------------------------------------------------------
Investments, at value (identified cost,
   $72,872,821)                                     $77,488,204
Cash                                                    145,371
Foreign currency, at value (identified cost,
   $2,070,117)                                        2,068,654
Receivable for investments sold                         483,343
Interest and dividends receivable                       141,546
Prepaid expenses                                            420
---------------------------------------------------------------
TOTAL ASSETS                                        $80,327,538
---------------------------------------------------------------

Liabilities
---------------------------------------------------------------
Payable for investments purchased                   $   933,826
Accrued expenses                                        187,432
---------------------------------------------------------------
TOTAL LIABILITIES                                   $ 1,121,258
---------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN
   PORTFOLIO                                        $79,206,280
---------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------
Net proceeds from capital contributions and
   withdrawals                                      $74,594,264
Net unrealized appreciation (computed on the basis
   of identified cost)                                4,612,016
---------------------------------------------------------------
TOTAL                                               $79,206,280
---------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2002
Investment Income
--------------------------------------------------------------
Dividends                                           $  488,972
Interest                                                99,377
--------------------------------------------------------------
TOTAL INVESTMENT INCOME                             $  588,349
--------------------------------------------------------------

Expenses
--------------------------------------------------------------
Investment adviser fee                              $  291,802
Administration fee                                      96,422
Trustees' fees and expenses                              4,712
Legal and accounting services                           30,906
Custodian fee                                          107,954
Miscellaneous                                            2,304
--------------------------------------------------------------
TOTAL EXPENSES                                      $  534,100
--------------------------------------------------------------
Deduct --
   Reduction of custodian fee                       $  101,923
--------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                            $  101,923
--------------------------------------------------------------

NET EXPENSES                                        $  432,177
--------------------------------------------------------------

NET INVESTMENT INCOME                               $  156,172
--------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)
      (net of foreign taxes, $151,912)              $  (52,102)
   Foreign currency transactions                       (38,032)
--------------------------------------------------------------
NET REALIZED LOSS                                   $  (90,134)
--------------------------------------------------------------
Change in unrealized appreciation (depreciation)
   --
   Investments (identified cost basis)              $7,415,729
   Foreign currency                                     (7,838)
--------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                                   $7,407,891
--------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                    $7,317,757
--------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS          $7,473,929
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS ENDED
INCREASE (DECREASE)                                 FEBRUARY 28, 2002  YEAR ENDED
IN NET ASSETS                                       (UNAUDITED)        AUGUST 31, 2001
--------------------------------------------------------------------------------------
From operations --
   Net investment income                            $         156,172  $       842,547
   Net realized gain (loss)                                   (90,134)      13,350,303
   Net change in unrealized
      appreciation (depreciation)                           7,407,891      (70,877,958)
--------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $       7,473,929  $   (56,685,108)
--------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                    $      22,937,862  $    50,608,469
   Withdrawals                                            (30,323,022)     (83,986,900)
--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                             $      (7,385,160) $   (33,378,431)
--------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS               $          88,769  $   (90,063,539)
--------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------
At beginning of period                              $      79,117,511  $   169,181,050
--------------------------------------------------------------------------------------
AT END OF PERIOD                                    $      79,206,280  $    79,117,511
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    ------------------------------------------------------------
                                  (UNAUDITED)            2001        2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.38%(1)        1.29%        1.25%        1.23%        1.19%        1.19%
   Expenses after custodian
      fee reduction                       1.12%(1)        1.08%        1.06%        1.05%        1.07%        1.16%
   Net investment income                  0.40%(1)        0.71%        0.51%        1.08%        1.19%        0.72%
Portfolio Turnover                          58%             35%          34%          57%          42%          48%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                           9.68%             --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $79,206         $79,118     $169,181     $168,102     $140,649     $537,782
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total Return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Greater China Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on September 1, 1992, seeks long-term capital appreciation by investing primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People's Republic of China. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 I Interim Financial Statements -- The interim financial statements relating to
   February 28, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2002 the adviser fee was equivalent to 0.75% (annualized) of average daily net assets. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2002, the administrative fee was 0.25% (annualized) of average daily net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $41,770,943 and $43,263,261, respectively, for the six months ended February 28, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 72,872,821
    ------------------------------------------------------
    Gross unrealized appreciation             $ 14,959,596
    Gross unrealized depreciation              (10,344,213)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  4,615,383
    ------------------------------------------------------

   The depreciation on foreign currency is $3,367.

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at February 28, 2002.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2002.

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2002

INVESTMENT MANAGEMENT

EATON VANCE GREATER CHINA GROWTH FUND

Officers

James B. Hawkes
President and Trustee

Gregory L. Coleman
Vice President

Thomas E. Faust, Jr.
Vice President

James A. Womack
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

GREATER CHINA GROWTH PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

Adaline Mang-Yee Ko
Portfolio Manager

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

SPONSOR AND MANAGER OF EATON VANCE GREATER CHINA GROWTH FUND
AND ADMINISTRATOR OF GREATER CHINA GROWTH PORTFOLIO
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADVISER OF GREATER CHINA GROWTH PORTFOLIO
LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


                             EATON VANCE FUNDS
                          EATON VANCE MANAGEMENT
                      BOSTON MANAGEMENT AND RESEARCH
                      EATON VANCE DISTRIBUTORS, INC.

                              PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

          For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

EATON VANCE GREATER CHINA GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------


406-4/02                                                                   CGSRC